Employe Benfits Plan - Summary of Life Expectation in Years of an Average Plan Participant (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Male employee retiring at age 65	22 years	22 years
Male employee age 40 retiring at age 65	23 years	24 years
Female employee retiring at age 65	24 years	24 years
Female employee age 40 retiring at age 65	25 years	26 years